Document and Entity Information	Dec. 15, 2021
Cover [Abstract]
Entity Registrant Name	JFrog Ltd
Amendment Flag	false
Entity Central Index Key	0001800667
Document Type	8-K
Document Period End Date	Dec. 15, 2021
Entity Incorporation State Country Code	L3
Entity File Number	001-39492
Entity Tax Identification Number	98-0680649
Entity Address, Address Line One	270 E. Caribbean Drive
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94089
City Area Code	(408)
Local Phone Number	329-1540
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Ordinary Shares, NIS 0.01 par value
Trading Symbol	FROG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false